UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-7138

Name of Fund:  MuniYield New Jersey Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, MuniYield New Jersey Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,
   Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 05/01/04 - 07/31/04

Item 1 - Schedule of Investments


MuniYield New Jersey Insured Fund, Inc.

Schedule of Investments as of July 31, 2004                                                                  (in Thousands)

       S&P      Moody's    Face
       Ratings  Ratings  Amount                            Municipal Bonds                                          Value
New Jersey - 132.2%

       AAA      Aaa    $ 4,765   Cape May County, New Jersey, Industrial Pollution Control Financing Authority
                                 Revenue Bonds (Atlantic City Electric Company Project), AMT, Series A, 7.20%
                                 due 11/01/2029(d)                                                               $    4,948

       AAA      Aaa      1,000   Delaware River and Bay Authority Revenue Bonds, 5% due 1/01/2033(d)                  1,006

                                 Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey,
                                 Bridge Revenue Refunding Bonds:
       A-       A2       1,875       5% due 7/01/2023                                                                 1,898
       A-       A2       1,000       5% due 7/01/2028                                                                   995

                                 Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds:
       AAA      Aaa      3,000       5.40% due 1/01/2016(b)                                                           3,174
       NR*      Aaa      2,500       RIB, Series 396, 10.613% due 1/01/2019(c)(f)                                     3,096

       NR*      Aaa        540   Essex County, New Jersey, Improvement Authority Revenue Bonds, Series A, 5%
                                 due 10/01/2028(b)                                                                      543

       AAA      Aaa      6,925   Garden State Preservation Trust, New Jersey, Capital Appreciation Revenue
                                 Bonds, Series B, 5.12%** due 11/01/2023(c)                                           2,641

                                 Garden State Preservation Trust, New Jersey, Open Space and Farmland
                                 Preservation Revenue Bonds, Series A(c):
       AAA      Aa3      2,605       5.80% due 11/01/2022                                                             2,775
       AAA      Aa3      3,300       5.75% due 11/01/2028                                                             3,591

       BBB      NR*      2,000   Gloucester County, New Jersey, Improvement Authority, Solid Waste Resource
                                 Recovery Revenue Refunding Bonds (Waste Management Inc. Project), Series A,
                                 6.85% due 12/01/2029                                                                 2,253

       AAA      Aaa      1,000   Hudson County, New Jersey, COP, Refunding, 6.25% due 12/01/2016(d)                   1,195

       AAA      NR*      8,250   Hudson County, New Jersey, Improvement Authority, Facility Lease Revenue
                                 Refunding Bonds (Hudson County Lease Project), 5.375% due 10/01/2024(b)              8,650


Portfolio Abbreviations


To simplify the listings of MuniYield New Jersey Insured Fund,
Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
M/F        Multi-Family
RIB        Residual Interest Bonds


MuniYield New Jersey Insured Fund, Inc.

Schedule of Investments as of July 31, 2004 (concluded)                                                      (in Thousands)

       S&P      Moody's    Face
       Ratings  Ratings  Amount                            Municipal Bonds                                          Value
New Jersey (concluded)

                                 Jackson Township, New Jersey, School District, GO (b):
       AAA      Aaa    $ 2,880       5% due 4/15/2017                                                            $    3,032
       AAA      Aaa      5,200       5% due 4/15/2020                                                                 5,409

       AAA      Aaa      3,750   Jersey City, New Jersey, Sewer Authority, Sewer Revenue Refunding Bonds,
                                 6.25% due 1/01/2014(a)                                                               4,410

       AAA      Aaa      3,000   Middlesex County, New Jersey, COP, Refunding, 5% due 8/01/2022(d)                    3,082

                                 Monmouth County, New Jersey, Improvement Authority, Governmental Loan
                                 Revenue Bonds(a):
       AAA      Aaa        735       5.20% due 12/01/2014                                                               799
       AAA      Aaa      2,305       5.25% due 12/01/2015                                                             2,504

                                 Monmouth County, New Jersey, Improvement Authority, Governmental Loan
                                 Revenue Refunding Bonds(a):
       AAA      Aaa      1,695       5% due 12/01/2017                                                                1,779
       AAA      Aaa      1,520       5% due 12/01/2018                                                                1,588
       AAA      Aaa      1,540       5% due 12/01/2019                                                                1,599

       BBB-     NR*      1,000   New Jersey EDA, First Mortgage Revenue Bonds (Fellowship Village), Series C,
                                 5.50% due 1/01/2028                                                                    937

       BBB-     NR*      1,700   New Jersey EDA, First Mortgage Revenue Refunding Bonds (Fellowship Village),
                                 Series A, 5.50% due 1/01/2018                                                        1,700

       NR*      Aaa      3,000   New Jersey EDA, Natural Gas Facilities Revenue Refunding Bonds (NUI
                                 Corporation), RIB, Series 371, 11.32% due 10/01/2022(a)(f)                           3,164

                                 New Jersey EDA, Revenue Bonds:
       AAA      Aaa      3,390       (School Facilities Construction), Series 2003F, 5% due 6/15/2024(b)              3,468
       AAA      Aaa      6,580       (Transportation Project Sublease), Series A, 5.875% due 5/01/2009(c)(e)          7,422

       NR*      Aaa      2,535   New Jersey EDA, Water Facilities Revenue Bonds, RIB, AMT, Series 417, 12.40%
                                 due 11/01/2034(b)(f)                                                                 2,697

       AAA      Aaa      2,515   New Jersey EDA, Water Facilities Revenue Refunding Bonds (American Water),
                                 AMT, Series B, 5.125% due 4/01/2022(a)                                               2,577

                                 New Jersey Health Care Facilities Financing Authority Revenue Bonds:
       NR*      Baa2     1,125       (Somerset Medical Center), 5.50% due 7/01/2033                                   1,072
       NR*      Baa1     4,000       (South Jersey Hospital), 6% due 7/01/2026                                        4,129

                                 New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds:
       A        A2         615       (Atlantic City Medical Center), 6.25% due 7/01/2017                                682
       A        A2       1,315       (Atlantic City Medical Center), 5.75% due 7/01/2025                              1,372
       BBB+     NR*      2,425       (Holy Name Hospital), 6% due 7/01/2025                                           2,462
       AAA      Aaa      2,250       (Meridian Health System Obligation Group), 5.25% due 7/01/2019(c)                2,389

                                 New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding
                                 Bonds (Convention Center) (d):
       AAA      Aaa      2,000       5% due 9/01/2017                                                                 2,098
       AAA      Aaa      1,000       5.50% due 3/01/2022                                                              1,115

       AAA      Aaa      3,200   New Jersey State Educational Facilities Authority, Higher Education, Capital
                                 Improvement Revenue Bonds, Series A, 5.125% due 9/01/2022(a)                         3,328

                                 New Jersey State Educational Facilities Authority Revenue Bonds (Rowan
                                 University), Series C(d):
       AAA      Aaa      1,315       5.125% due 7/01/2028                                                             1,342
       AAA      Aaa      1,185       5% due 7/01/2034                                                                 1,190

                                 New Jersey State Educational Facilities Authority, Revenue Refunding Bonds:
       AAA      Aaa      3,000       (Montclair State University), Series L, 5% due 7/01/2034(d)                      3,013
       AAA      Aaa      1,440       (William Paterson University), Series E, 5.375% due 7/01/2017(g)                 1,555
       AAA      Aaa      1,725       (William Paterson University), Series E, 5% due 7/01/2021(g)                     1,781

       AAA      Aaa      3,500   New Jersey State, GO, Refunding, Series H, 5.25% due 7/01/2015(c)                    3,877

       AAA      Aaa      7,105   New Jersey State Higher Education Assistance Authority, Student Loan Revenue
                                 Bonds, AMT, Series A, 5.30% due 6/01/2017(a)                                         7,390

       AAA      Aaa      3,150   New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue
                                 Bonds, AMT, Series CC, 5.80% due 10/01/2020(d)                                       3,303

       AAA      Aaa      2,530   New Jersey State Housing and Mortgage Finance Agency, M/F Housing Revenue
                                 Refunding Bonds, Series A, 6.05% due 11/01/2020(a)                                   2,602

       AAA      Aaa      3,850   New Jersey State Transit Corporation, COP, 6.50% due 4/01/2007(c)(e)                 4,300

                                 New Jersey State Transportation Trust Fund Authority, Transportation System
                                 Revenue Bonds:
       AAA      Aaa      1,500       Series A, 5% due 6/15/2018(c)                                                    1,564
       AAA      Aaa      2,750       Series B, 5% due 6/15/2013(a)                                                    2,953

       AAA      Aaa      2,160   New Jersey State Transportation Trust Fund Authority, Transportation System
                                 Revenue Refunding Bonds, Series B, 6% due 12/15/2011(d)(e)                           2,511

       AAA      Aaa      2,500   New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
                                 Series A, 5.75% due 1/01/2019(d)                                                     2,761

       AAA      Aaa      1,095   Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine
                                 Terminal Additional Rent-Backed Revenue Bonds (City of Newark Redevelopment
                                 Projects), 5% due 1/01/2037(d)                                                       1,089

                                 Port Authority of New York and New Jersey, Consolidated Revenue Bonds:
       AA-      A1       1,000       93rd Series, 6.125% due 6/01/2094                                                1,100
       AAA      Aaa      4,000       AMT, 97th Series, 6.65% due 1/15/2023(b)                                         4,124

       AAA      Aaa      3,500   Port Authority of New York and New Jersey, Consolidated Revenue Refunding
                                 Bonds, AMT, 96th Series, 6.60% due 10/01/2023(b)                                     3,563

       AAA      Aaa      4,075   Port Authority of New York and New Jersey, Revenue Bonds, Trust Receipts, AMT,
                                 Class R, Series 10, 10.408% due 1/15/2017(c)(f)                                      4,672

       AAA      Aaa      3,180   Port Authority of New York and New Jersey, Revenue Refunding Bonds,
                                 DRIVERS, AMT, Series 153, 9.11% due 9/15/2012(b)(f)                                  3,538

       A-       NR*      2,200   South Jersey, New Jersey, Revenue Refunding Bonds (Port Corporation), 5% due
                                 1/01/2023                                                                            2,215

                                 Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds:
       BBB      Baa3     1,870       6.75% due 6/01/2039                                                              1,684
       BBB      Baa3     2,470       7% due 6/01/2041                                                                 2,284

                                 Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding
                                 Bonds (Ogden Martin System of Union), AMT, Series A (a):
       AAA      Aaa      1,590       5.375% due 6/01/2017                                                             1,648
       AAA      Aaa      1,670       5.375% due 6/01/2018                                                             1,726

                                 University of Medicine and Dentistry, New Jersey, Revenue Bonds, Series A (a):
       AAA      Aaa        570       5.50% due 12/01/2018                                                               625
       AAA      Aaa      1,145       5.50% due 12/01/2019                                                             1,253
       AAA      Aaa      1,130       5.50% due 12/01/2020                                                             1,233
       AAA      Aaa        865       5.50% due 12/01/2021                                                               941


Guam - 1.0%

       AAA      Aaa      1,210   A.B. Won Guam International Airport Authority, General Revenue Refunding
                                 Bonds, Series A, 5.25% due 10/01/2022(d)                                             1,274


Puerto Rico - 10.2%

       AAA      Aaa      1,020   Puerto Rico Commonwealth, GO, Refunding, 5.50% due 7/01/2013(b)                      1,159

       AAA      Aaa      1,500   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Refunding Bonds, Series J, 5% due 7/01/2029(d)                               1,519

       AAA      Aaa      1,830   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH, 5.25%
                                 due 7/01/2029(c)                                                                     1,888

       NR*      Aa2      2,110   Puerto Rico Industrial Tourist Educational, Medical and Environmental Control
                                 Facilities Revenue Bonds (Ascension Health), RIB, Series 377, 10.89% due
                                 11/15/2030(f)                                                                        2,491

       AAA      NR*      5,250   Puerto Rico Public Buildings Authority Revenue Bonds, DRIVERS, Series 211,
                                 9.157% due 7/01/2021(d)(f)                                                           6,279

                                 Total Municipal Bonds (Cost - $177,970) - 143.4%                                   188,026


                        Shares
                          Held                          Short-Term Securities
                         3,624   CMA New Jersey Municipal Money Fund (h)                                              3,624

                                 Total Short-Term Securities (Cost - $3,624) - 2.8%                                   3,624

       Total Investments (Cost - $181,594***) - 146.2%                                                              191,650
       Liabilities in Excess of Other Assets - (3.5%)                                                               (4,557)
       Preferred Stock, at Redemption Value - (42.7%)                                                              (56,009)
                                                                                                                 ----------
       Net Assets Applicable to Common Stock - 100.0%                                                            $  131,084
                                                                                                                 ==========

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) Prerefunded.

(f) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 2004.

(g) XL Capital Insured.

(h) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                     (in Thousands)

                                                Net        Dividend
Affiliate                                     Activity      Income

CMA New Jersey Municipal Money Fund           (3,479)        $ 16


* Not Rated.

** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

*** The cost and unrealized appreciation/depreciation of investments as of July 31, 2004, as computed for federal income tax purposes, were as follows:

                                                     (in Thousands)

Aggregate cost                                       $      181,594
                                                     ==============
Gross unrealized appreciation                        $       10,682
Gross unrealized depreciation                                 (626)
                                                     --------------
Net unrealized appreciation                          $       10,056
                                                     ==============


Forward interest rate swaps outstanding as of July 31, 2004 were as follows:

                                                          (in Thousands)

                                               Unrealized      Notional
                                              Depreciation      Amount

Receive a variable rate equal to 7-Day
  Bond Market Association Municipal Swap
  Index Rate and pay a fixed rate equal
  to 4.385%

Broker, J.P. Morgan Chase Bank
  Expires November 2018                         $ 1,520        $   (57)

Receive a variable rate equal to 7-Day
  Bond Market Association Municipal Swap
  Index Rate and pay a fixed rate equal
  to 4.625%

Broker, J.P. Morgan Chase Bank
  Expires November 2028                         $ 3,210           (141)
                                                               --------
Total                                                          $  (198)
                                                               ========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield New Jersey Insured Fund, Inc.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       MuniYield New Jersey Insured Fund, Inc.


Date: September 17, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       MuniYield New Jersey Insured Fund, Inc.


Date: September 17, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       MuniYield New Jersey Insured Fund, Inc.


Date: September 17, 2004